PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total	$ 1,027,086	$ 995,027
Depreciation of property, plant and equipment	68,686	47,371	$ 27,718
Assets reclassified from long lived assets held for sale		6,700
Buildings and plant [Member]
Property, Plant and Equipment [Line Items]
Cost	444,829	400,843
Machine and equipment
Property, Plant and Equipment [Line Items]
Cost	880,554	821,582
Assets reclassified from long lived assets held for sale		43,100
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	55,437	44,550
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	1,123	905
Depreciable Asset [Member]
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	(381,685)	(288,194)
Total	1,000,258	979,686
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 26,828	15,341
Wafer plant
Property, Plant and Equipment [Line Items]
Assets reclassified from long lived assets held for sale		$ 5,100